Stockholders' Deficit (Details) (USD $)	1 Months Ended				3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended									12 Months Ended		1 Months Ended		0 Months Ended		1 Months Ended			12 Months Ended			0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended			12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Feb. 28, 2013	Jan. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 13, 2012	Sep. 30, 2011	Jun. 01, 2011	Aug. 31, 2010	Aug. 06, 2010	Aug. 01, 2008	Dec. 31, 2011 Consultant Birbragher Ins Trust [Member]	Dec. 31, 2011 Interactive Business Alliance [Member]	Feb. 28, 2013 Consultant Firerock Capital [Member]	Dec. 31, 2012 UTA Capital LLC [Member]	Feb. 07, 2013 Series A Preferred Stock [Member]	Jun. 01, 2011 Series A Preferred Stock [Member]	Feb. 28, 2013 Series A Preferred Stock [Member]	Nov. 30, 2011 Series A Preferred Stock [Member] Officer	Jun. 30, 2011 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Nov. 01, 2011 Series A Preferred Stock [Member]	Jun. 01, 2011 Series A Preferred Stock [Member] Principal Officer [Member] Officer	Jun. 30, 2013 Series B Preferred Stock [Member]	Jun. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Jun. 30, 2011 Series B Preferred Stock [Member]	Jun. 28, 2011 Series B Preferred Stock [Member]	Jun. 30, 2013 Series C Preferred Stock [Member]	Jun. 30, 2013 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Stock [Member]	Dec. 23, 2011 Series C Preferred Stock [Member]	Jan. 30, 2013 Series D Preferred Stock [Member]	Aug. 31, 2013 Series D Preferred Stock [Member]	May 31, 2013 Series D Preferred Stock [Member]	Jan. 31, 2013 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	May 12, 2013 Series D Preferred Stock [Member]
Stockholders' Deficit (Textual)
Shares issued in exchange for consulting services											33,000									4,000	2,000	6,250
Fair value of shares issued in exchange for consulting services								$ 84,501			$ 338,900	$ 350,000
Implied fair value of company's common stock	$ 12.80	$ 13.40		$ 20.00				$ 12.80			$ 10.28									$ 60	$ 55.00	$ 13.52										$ 1.00					$ 1
Preferred stock, shares authorized											50,000,000					50,000,000			50,000,000						20,000,000						2,000,000	2,000,000
Preferred stock, par value											$ 0.0001								$ 0.0001						$ 0.0001						$ 0.01												$ 1,000.00						$ 1,000
Preferred stock conversion ratio																									Conversion ratio of .08 shares of common stock for every one share.				Conversion ratio of .08 shares of common stock for every one share.	Conversion ratio of .08 shares of common stock for every one share.
Redemption price per share																									$ 0.0001													$ 1.00					$ 1,000
Preferred Stock, voting rights																									Ratio of .08 votes for every one share.			Ratio of ten votes for every one share
Number of company's principal officers																											3					3
Carrying amount of preferred stock																									200
Change in fair value of preferred stock																									1,999,800
Diluted weighted average common shares outstanding								799,887	344,332		388,389	250,816																	13,062,981	904,010				14,345,874	13,062,981	904,010				14,345,874	13,062,981	3,616,039						13,062,981	904,010
Number of shares of preferred stock converted into shares of common stock																								200,000		40,000
Shares issued upon conversion of preferred stock into common stock																								2,000,000		2,000,000			40,000	40,000			37,500	37,500					1,262,440	1,262,440	3,390,010			566		42		48,640	221,091	42
Exercise price of warrants	18.75							18.75			1.25		18.75				75.00	75.00					75.00
Preferred stock issued to Lawrence Sands																										8,000
Preferred stock issued to former officer and director																										16,000
Share issued in exchange for conversion of preferred stock																										160,000							2,452,742						1,262,440					39,487	3,552	3,552	157,949
Share issued in exchange for conversion of preferred stock, Value																																	2,216,760						1,500,000							(42,112)	565,660
Common stock issued to employees as bonuses, Shares												21,000
Common stock issued to employees as bonuses, Value												1,361,000
Weighted average price per share												$ 64.80
Issuance of shares to employees, director and officer, Shares			5,000								10,000
Issuance of shares of common stock to employees price per share			$ 11.52								$ 3.00
Issuance of shares to employees, director and officers			57,600								30,000
Issuances of shares from conversion of notes payable, Shares		36,584		7,206								29,347
Aggregate principal amount of note		210,000		27,500										125,000	180,000
Conversion price per share											$ 3.44	$ 4.24
Issuances of shares from conversion of notes payable								425,243			153,216	123,998
Interest expense					723,675	227,693	61,330	2,096,545	289,022	1,118,654	1,699,746	1,443,229	426,178
Loss on conversion of notes payable		(280,819)		(116,630)
Common stock issued for loan modification												242,702
Issuance of shares pursuant to conversion of notes payable, Shares											44,318
Issuance of shares pursuant to convertible notes payable, value											153,216
Issuance of shares pursuant to completed acquisition, Shares	203,735										10,000	17,000
Issuance of shares pursuant to completed acquisition								2,607,804			77,500	181,642
Issuance of common stock value in connection with acquisition of Tropical and RM Engineering												76,120
Issuance of shares pursuant to business combinations, price per share											$ 7.75	$ 4.48
Issuance of shares for acquisition not completed												290,766
Issuance of shares for acquisition not completed, Shares												4,214
Issuance of shares pursuant to pending acquisition, price per share												$ 69.00
Issuances of shares in settlement of note payable												25,000
Issuances of shares in settlement of note payable, Shares												5,000
Issuance of shares to satisfy liabilities, price per share												$ 5.00
Common stock share issued to lender for promissory note												4,000
Issuances of shares pursuant to loans, Shares												8,000
Issuance of shares pursuant to loans price per share												$ 31.12
Issuances of shares pursuant to loans												373,466
Issuances from sale of shares, Shares												6,818
Issuances from sale of shares												54,999
Issuance from sale of shares, price per share												$ 8.08
Issuance of shares to UTA pursuant to loan modifications, Shares		20,375										4,149
Issuance of shares to UTA pursuant to loan modifications		248,575										242,702
Issuance of shares pursuant to loan modification, price per share		$ 12.20										$ 58.48
Issuance of shares for extinguishment of debt and cancellation of warrants, Shares											52,190
Issuance of shares to satisfy obligations pursuant to warrants, price per share											$ 8
Issuance of shares for extinguishment of debt and cancellation of warrants											352,763
Issuance of common shares in exchange for accrued preferred dividends				41,006
Shares issued to satisfy accrued dividends				$ 246,322
Conversion of Series D Preferred Stock, Shares				39,487
Number of preferred stock converted				566
Issuance of shares for option exercise. Shares		5,000									51,810,451